Income Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes	Income Taxes
Income tax expense is recognized based on the income tax rates in the following main tax jurisdictions where the Group operates.
(a)Cayman Islands
The Company is incorporated in the Cayman Islands as an exempted company with limited liabilities under the Companies Law of the Cayman Islands and accordingly, is exempted from Cayman Islands income tax.
(b)Hong Kong
Hong Kong profits tax rate was 16.5% as of April 1, 2018, when the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$ 2 million and 16.5% for any assessable profits in excess. No Hong Kong profit tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the years ended December 31, 2021, 2022 or 2023.
(c)United States
Connect US is organized in the U.S. and is a single member limited liability company that is disregarded for U.S. income tax purposes. During the years ended December 31, 2021, 2022 and 2023 from a U.S. tax perspective, Connect HK is subject to US federal corporate income tax at a rate of 21% and state income tax in California at a rate of 8.84% to the extent of the income apportionable to Connect US. The provision for income taxes for the years ended December 31, 2021, 2022 and 2023 was USD 0.3 million, USD 0.3 million and USD 0.1 million, respectively.
(d)Australia
Connect AU is incorporated in Australia. Companies registered in Australia are subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%. Connect AU has no taxable income for all periods presented, therefore, no provision for income taxes has been provided.
(e)PRC
Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of respective PRC entities during the years ended December 31, 2021, 2022 or 2023 in accordance with relevant PRC enterprise income tax rules and regulations.
No provision for PRC corporate income tax has been made for the years ended December 31, 2021, 2022 or 2023 as the Group had no such taxable profit for the years then ended.
The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Loss from operations in the PRC	$(35,420)	$(41,445)	$(27,321)
Loss from overseas entities	(166,580)	(76,348)	(32,062)
Loss before income tax	(202,000)	(117,793)	(59,383)
Tax expense at PRC enterprise income tax rate of 25%	(50,714)	(28,538)	(14,846)
Expenses not deductible for income tax purpose	2,124	2,563	354
Super deduction of research and development expenses[i]	(5,521)	(6,171)	(5,945)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	17,738	24,747	22,827
Effect of income tax in jurisdictions other than the PRC	36,639	7,697	(2,270)
Income tax expense	$266	$298	$120
(i)According to policies promulgated by the State Tax Bureau of the PRC, certain of the Company's subsidiaries are entitled to tax incentives for research and development expenses. From January 2021 to October 2022, and from November 2022 to December 2023, the PRC entities calculated the tax incentives using 175% and 200%, respectively, of tax-deductible research and development expenses.
For the year ended December 31, 2023, the Group’s income tax expense of USD 0.1 million is due primarily to income tax expense for Connect US, which is treated for income tax purposes as a service provider for Connect HK and earns service fee income on a cost-plus basis.
The Group did not recognize deferred income tax assets for the cumulative tax losses and deductible temporary differences that amounted to approximately USD 208.1 million, USD 316.4 million and USD 366.8 million as of December 31, 2021, 2022 and 2023, respectively, that can be carried forward against future taxable income. The balance of research and development tax credits for Connect US as of December 31, 2023 is USD 5.9 million, which can be carried forward against future tax liabilities.
As of December 31, 2021, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.